SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 CNY (¥)
Cash	$ 80,466	$ 111,299		¥ 500,000
Uncollectable account receivable written-off			$ 99,528
Accounts Receivable, Allowance for Credit Loss, Current	13,520	13,004	13,337
Allowance for doubtful accounts
Inventory Valuation Reserves	$ 106	1,079
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	50 years
Impairment of Long-Lived Assets to be Disposed of		0
Deferred Revenue, Current	$ 506,769	106,514
Deferred Revenue, Revenue Recognized	86,202	133,533	1,080,178
Research and Development Expense	1,620,656	298,469	424,558
Government subsidies	63,450	25,415	1,306,627
Accrued Income Taxes	$ 1,689,296	1,296,206
Value added tax rate description	17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Value added tax payable	$ 1,443,500	1,338,800
Defined Contribution Plan, Cost	$ 66,735	$ 93,190	$ 80,150
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	15,015	5,851	3,529
Option Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	15,032	5,851	3,529
Selling and Marketing Expense [Member]
Advertising Expense	$ 13,135	$ 11,344	$ 41,578
Gansu Baimeikang Bioengineering Co Ltd [Member]
Equity Method Investment, Ownership Percentage	100.00%			100.00%
Xi'an DT [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	25.00%	25.00%		25.00%
Tianjin YHX [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	49.00%	49.00%		49.00%